Annual Total Returns [BarChart] - Voya Global Perspectives Fund - Class A	Feb. 28, 2021
Bar Chart Table:
2011
2012
2013
2014	3.73%
2015	(3.61%)
2016	6.47%
2017	14.81%
2018	(7.93%)
2019	18.03%
2020	15.00%